Employee benefits - Sensitivity Analysis of Actuarial Assumptions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of discount rates
Employee benefits [Line Items]
Increase in actuarial assumption	$ (2,575)	$ (2,090)	$ (1,614)
Decrease in actuarial assumption	2,898	2,352	1,817
Actuarial assumption of employee turnover rate
Employee benefits [Line Items]
Increase in actuarial assumption	(338)	(274)	(212)
Decrease in actuarial assumption	$ 378	$ 307	$ 237